Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 040
EBP, Description of Plan [Line Items]
Plan Termination	PLAN TERMINATION
Although it has not expressed any intention to do so, LP reserves the right to terminate the Plan at any time, subject to the provisions of ERISA. In the event of Plan termination, participants will become fully vested, and the interest of each participant in the Plan will be distributed to such participant or his or her beneficiary at the time prescribed by the Plan's terms and the IRC. Upon termination of the Plan, the Plan Administrator shall pay all liabilities and expenses of the Plan.